UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.7%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,083,200
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000		2,766,400
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000		7,281,929
Alaska--.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000		4,219,160
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,711,498
Arizona--2.2%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000		12,618,938
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,627,975
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,680,000		2,651,404
California--13.0%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	200,000		209,646
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,086,196
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		6,800,640
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,136,521
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,428,788
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,903,865
California Department of Water

Resources, Power Supply Revenue	5.00	5/1/22	4,300,000		5,013,241
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		2,816,375
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,505,320
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,293,040
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	3,810,000		3,604,870
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	2,580,000		2,488,049
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000		2,843,190
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,186,183
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,188,391
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	6,125,999
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,233,798
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		1,995,700
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,626,737
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000		2,867,025
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	2,752,979
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		8,524,429
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,559,750
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,639,900
Southern California Public Power

Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	5,000,000		5,648,550
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,860,000		1,540,154
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,226,660
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,829,275
Colorado--1.2%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,159,267
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000		2,071,763
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,109,180
Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,122,370
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,113,490
District of Columbia--1.8%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,305,680
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,809,825
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	b	3,076,396
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	b	3,215,408
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,240,540
Florida--15.0%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000		2,508,428
Brevard County,
Local Option Fuel Tax Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,288,022
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,180,390
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,162,325
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000		2,276,877
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,051,110
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,297,420
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,209,413
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000		5,193,700
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000		2,081,640
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,545,582
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000		3,805,918
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000		2,764,684
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,414,598
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000		3,635,496
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,478,522
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)
(Prerefunded)	5.50	10/1/11	1,500,000	b	1,507,050
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)
(Prerefunded)	5.50	10/1/11	1,500,000	b	1,507,050
Jacksonville,

Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000		3,210,469
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,428,398
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	2,875,000	c	2,975,797
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,376,187
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000		2,509,450
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000		1,119,113
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000		1,620,061
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000		2,715,700
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000		2,237,457
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,467,586
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,520,800
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		5,943,050
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,447,750
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000		5,279,900
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,817,475
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,448,494
Palm Bay,

Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	899,820
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000		4,457,800
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue	5.00	10/1/16	3,000,000		3,348,270
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		629,735
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000		2,137,980
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,136,500
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,140,720
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,992,786
Volusia County School Board,
Sales Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.38	10/1/15	4,000,000		4,165,000
Georgia--3.6%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,560,000	b	2,715,699
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,700,000	b	2,864,214
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,644,550
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000		5,620,650
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,490,600
Municipal Electric Authority of
Georgia, Combustion Turbine

Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,240,800
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000	3,189,686
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	3,235,000	3,857,252
Hawaii--1.1%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,677,400
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,872,050
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,622,796
Illinois--4.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	2,500,000	2,846,325
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000	7,028,372
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000	2,290,160
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,721,200
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,592,390
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,143,119
Illinois,
GO	5.00	1/1/17	4,500,000	5,052,330
Illinois,
GO	5.00	1/1/24	6,200,000	6,476,582
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,992,859
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,320,100
Metropolitan Pier and Exposition
Authority, Dedicated State Tax

Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000	e	2,611,500
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	1,500,000		1,652,145
Indiana--1.9%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000		2,817,975
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000		1,071,380
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000		3,882,130
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000		9,010,463
Kansas--1.2%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000		10,626,224
Kentucky--.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000		2,290,540
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000		2,500,215
Louisiana--.3%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000		2,184,060
Maryland--.2%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000		1,481,940
Massachusetts--2.2%
Massachusetts,
Consolidated Loan	5.00	4/1/24	7,500,000		8,713,950
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000		2,738,062
Massachusetts Development Finance
Agency, Revenue (Tufts Medical

Center Issue)	5.50	1/1/22	2,990,000		3,164,197
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	5,000,000		4,979,400
Michigan--2.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000		5,401,366
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000		5,162,000
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000		3,449,540
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000		2,367,700
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000		2,140,725
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000		1,169,210
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,701,900
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000		2,532,875
Minnesota--1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,214,550
Minnesota Public Facilities
Authority, Clean Water Revenue
(Prerefunded)	5.00	3/1/17	7,500,000	b	9,065,400
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000		4,313,146
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson

Landing Project)	6.00	6/1/20	3,160,000	3,527,318
Nevada--1.6%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,690,390
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,167,949
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,475,700
New Jersey--5.2%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,029,130
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,200,150
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,528,492
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,077,820
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/18	5,000,000	5,737,900
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	9/1/23	7,325,000	8,191,401
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,500,000	4,037,565
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	5,984,220
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	775,000	790,701
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	4,070,000	4,456,528
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	2,930,000	3,282,274
New Mexico--1.3%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	545,000	545,000

Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,195,000		2,282,690
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,485,350
New York--6.0%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.26	9/1/15	3,000,000	f	2,984,760
New York City,
GO	5.00	8/1/17	2,000,000		2,389,500
New York City,
GO	5.00	8/1/18	5,000,000		5,768,900
New York City,
GO	5.00	4/1/20	2,500,000		2,797,150
New York City,
GO	5.00	8/1/20	2,655,000		3,180,186
New York City,
GO	5.00	4/1/22	4,810,000		5,304,757
New York City,
GO	5.00	8/1/22	3,000,000		3,440,430
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		4,877,348
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,943,203
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,970,000		2,045,766
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	700,000		732,109
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000		2,977,150
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,678,850
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000		2,158,640
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000		2,025,300
Suffolk Tobacco Asset
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,815,000		2,326,485
North Carolina--2.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000		3,164,700
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000		1,465,644
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000		997,410
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,210,975
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/16	2,540,000		2,683,281
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/17	10,000,000		10,557,200
Ohio--3.1%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000		5,393,900
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	405,000		412,055
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,473,504
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000	b	3,880,813
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,310,931
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	5,000,000		5,749,850
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000		4,191,655
Pennsylvania--4.1%
Allegheny County Airport

Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,573,475
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,036,820
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	790,000	781,792
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,687,050
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,782,853
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,171,995
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	1,750,000	1,819,143
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,771,440
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,839,702
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,275,000	2,316,564
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,321,484
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	536,309
Rhode Island--.4%
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,601,224
South Carolina--3.2%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	10,040,906
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	4,500,000	4,985,505
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,127,941

Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,718,450
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	3,600,000	4,298,472
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	1,300,000	1,301,573
Texas--5.3%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,742,588
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	2,001,920
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,015,700
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,999,800
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/23	7,105,000	8,251,179
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,250,602
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,291,963
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,333,450
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,280,000	1,280,256
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,631,200
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,608,450
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,307,040
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/20	1,000,000	1,225,550
Utah--.5%
Jordanelle Special Service

District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	900,000		894,708
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	1,825,000		1,993,995
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program) (Prerefunded)	5.00	5/15/14	1,125,000	b	1,264,140
Virginia--.5%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.25	6/1/12	425,000	b	440,763
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,575,220
Washington--4.6%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,601,900
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,508,100
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	6/1/13	5,000,000	b	5,433,650
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000		2,551,679
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,790,425
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000		1,146,600
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/16	5,000,000		5,396,150
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000		3,472,700
Washington,
GO	5.75	10/1/12	965,000		990,862
Washington,
GO	5.75	10/1/12	10,000		10,296
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		2,956,700
Washington,

GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/19	3,600,000		4,089,348
Wisconsin--.4%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000		3,232,610
U.S. Related--3.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,527,090
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000		2,637,700
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,630,000		1,702,780
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000		1,853,303
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000		2,471,940
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000		547,123
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000		3,291,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000		2,843,256
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000		2,153,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000		9,066,400
Total Long-Term Municipal Investments
(cost $817,479,376)					862,405,328
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)		Value ($)
California--.2%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	9/1/11	2,100,000	g	2,100,000
Florida--.3%
Florida Municipal Power Agency,
Revenue, Refunding
(All-Requirements Power Supply

Project) (LOC; Bank of America)	0.17	9/1/11	2,400,000g	2,400,000
Total Short-Term Municipal Investments
(cost $4,500,000)				4,500,000
Total Investments (cost $821,979,376)			99.5%	866,905,328
Cash and Receivables (Net)			.5%	4,653,922
Net Assets			100.0%	871,559,250

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, this security was valued at $2,975,797 or 0.3% of net assets.
d Non-income producing--security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate security--interest rate subject to periodic change.
g Variable rate demand note - rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $821,979,376. Net unrealized appreciation on investments was $44,925,952 of which $48,845,035 related to appreciated investment securities and $3,919,083 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue

MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	866,005,508	899,820	866,905,328

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2010	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	(180)
Purchases	-
Sales+
Transfers in to Level 3	900,000
Transfers out of Level 3
Balance as of 8/31/2011	899,820
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2011	(595,020)

+ Transfers in to or out of Level 3 represent the value a the date of transfers. The transfer into Level 3 for the current period was due to the lack of observable inputs following the issuer's default.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)